Option And Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based share activity

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	2,020,000	$35.07
Granted	135,938	40.67
Forfeited	(231,200)	36.71
Vested	—	—

Nonvested at end of year	1,924,738	35.27

Restricted-based share activity

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	470,269	$30.15
Granted	188,933	43.64
Forfeited	(34,887)	30.41
Vested	(181,077)	30.99

Nonvested at end of year	443,238	35.54

Weighted-average assumptions used under the Black-Scholes

The weighted-average assumptions used under the Black-Scholes pricing model for options issued under the CNH EIP were as follows:

	2012	2011	2010
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3.39	3.81	3.73

Weighted average grant date fair values of stock options

Based on this model, the weighted-average grant date fair values of stock options awarded for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
CNH EIP	$13.79	$26.24	$16.10

Additional share-based compensation information

The table below provides additional share-based compensation information for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
	(in millions)
Total intrinsic value of options exercised	$45	$28	$15
Fair value of shares vested	$7	$3	$—
Cash received from share award exercises	$68	$31	$21
Tax benefit of options exercised and shares vested	$3	$3	$3

CNH EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option activity

The following table reflects option activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	6,125,413	$33.49
Granted	1,114,725	41.30
Forfeited	(145,970)	38.33
Expired	(324)	21.20
Exercised	(2,478,727)	27.53

Outstanding at end of year	4,615,117	40.45

Exercisable at end of year	1,516,240	39.66

Outstanding stock options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$13.58–$29.99	188,990	2.1	$13.58	$5,047,923	188,990	2.1	$13.58	$5,047,923
$30.00–$41.99	2,263,852	4.0	35.90	10,461,974	391,532	2.9	32.18	3,176,467
$42.00–$57.30	2,162,275	3.6	47.57	—	935,718	3.0	48.06	—

				$15,509,897				$8,224,390

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $40.29. No amount is shown for awards with an exercise price that is greater than the year-end market price.